Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
Blue Dart Express Ltd.	14,742	$421,417

Airlines — 0.2%
SpiceJet Ltd.(a)	443,718	651,931

Auto Components — 4.8%
Apollo Tyres Ltd.	792,342	1,856,115
Balkrishna Industries Ltd.	238,302	3,076,874
Ceat Ltd.	55,890	733,786
Endurance Technologies Ltd.(b)	86,994	1,347,884
Exide Industries Ltd.	628,074	1,707,696
Mahindra CIE Automotive Ltd.(a)	281,232	596,277
Minda Industries Ltd.	194,238	939,003
Sundram Fasteners Ltd.	155,844	1,014,303
Suprajit Engineering Ltd.	101,736	253,356
Tube Investments of India Ltd.	220,482	1,446,522
WABCO India Ltd.	14,094	1,224,329

		14,196,145

Automobiles — 0.2%
Maharashtra Scooters Ltd.	8,638	571,074

Banks — 11.2%
AU Small Finance Bank Ltd.(b)	443,718	5,095,141
Canara Bank(a)	464,130	1,469,624
City Union Bank Ltd.	907,686	2,844,367
DCB Bank Ltd.	468,342	1,189,829
Federal Bank Ltd.	4,532,598	5,616,978
IDFC First Bank Ltd.(a)	5,899,068	3,852,536
Indian Bank(a)	298,728	536,763
Jammu & Kashmir Bank Ltd. (The)(a)	610,092	289,153
Karnataka Bank Ltd. (The)	424,116	460,845
Karur Vysya Bank Ltd. (The)	993,222	874,326
RBL Bank Ltd.(b)	928,260	4,841,380
South Indian Bank Ltd. (The)	2,752,380	429,715
Yes Bank Ltd.	5,814,990	5,536,349

		33,037,006

Beverages — 0.9%
Radico Khaitan Ltd.	164,430	716,742
Varun Beverages Ltd.	202,986	2,046,342

		2,763,084

Building Products — 1.9%
Astral Poly Technik Ltd.	185,976	2,939,711
Blue Star Ltd.	71,280	781,236
Cera Sanitaryware Ltd.	14,580	518,478
Kajaria Ceramics Ltd.	196,020	1,464,736

		5,704,161

Capital Markets — 4.0%
BSE Ltd.	33,372	235,017
CRISIL Ltd.	55,890	1,243,389
Edelweiss Financial Services Ltd.	1,410,696	2,427,607
ICICI Securities Ltd.(b)	198,936	963,517
IIFL Wealth Management Ltd.	78,894	1,442,225
Indiabulls Ventures Ltd.	568,296	1,356,622
Indian Energy Exchange Ltd.(a)(b)	240,354	468,563
JM Financial Ltd.	624,834	791,304
Motilal Oswal Financial Services Ltd.	108,216	1,159,659
Multi Commodity Exchange of India Ltd.	76,140	1,248,595

Security	Shares	Value

Capital Markets (continued)
Tata Investment Corp. Ltd.	37,584	$437,439

		11,773,937

Chemicals — 8.6%
Aarti Industries Ltd.	129,114	1,518,411
Aarti Surfactants Ltd.(a)	5,688	38,130
Akzo Nobel India Ltd.	28,188	760,344
Atul Ltd.	44,874	2,531,084
BASF India Ltd.	32,238	449,546
Bayer CropScience Ltd./India	33,372	1,728,831
Chambal Fertilizers and Chemicals Ltd.	309,744	643,128
Coromandel International Ltd.	216,918	1,435,990
Deepak Nitrite Ltd.	97,038	455,719
EID Parry India Ltd.	169,128	418,945
Finolex Industries Ltd.	104,004	841,818
Galaxy Surfactants Ltd.	24,300	488,744
Gujarat Alkalies & Chemicals Ltd.	55,242	314,915
Gujarat Fluorochemicals Ltd.(a)	81,324	491,487
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	116,478	313,855
Gulf Oil Lubricants India Ltd.	37,098	413,812
Himadri Speciality Chemical Ltd.	265,680	253,875
Linde India Ltd.	63,990	581,184
Navin Fluorine International Ltd.	34,830	423,349
Phillips Carbon Black Ltd.	158,922	278,024
PI Industries Ltd.	170,586	3,523,720
Rain Industries Ltd.	251,748	368,125
Rallis India Ltd.	148,068	382,257
Sharda Cropchem Ltd.	13,948	41,093
SRF Ltd.	42,606	1,901,509
Supreme Industries Ltd.	117,612	1,869,086
Tata Chemicals Ltd.	188,082	1,774,702
Vinati Organics Ltd.	38,070	1,056,434

		25,298,117

Communications Equipment — 0.2%
Sterlite Technologies Ltd.	300,024	518,599

Construction & Engineering — 3.4%
Ashoka Buildcon Ltd.(a)	211,650	284,855
Dilip Buildcon Ltd.(b)	101,250	577,331
Engineers India Ltd.	467,694	689,439
GE Power India Ltd.	49,734	482,140
IRB Infrastructure Developers Ltd.(a)	437,238	464,132
Kalpataru Power Transmission Ltd.	114,048	730,829
KEC International Ltd.	191,484	752,323
NBCC India Ltd.	1,327,590	717,116
NCC Ltd./India	1,202,202	996,284
PNC Infratech Ltd.	190,512	517,593
Sadbhav Engineering Ltd.	260,820	468,104
Sterling & Wilson Solar Ltd.(a)	116,802	497,004
Voltas Ltd.	306,180	2,990,203

		10,167,353

Construction Materials — 2.3%
Birla Corp. Ltd.	57,186	521,500
Dalmia Bharat Ltd.(a)	142,722	1,752,553
HeidelbergCement India Ltd.	168,966	448,692
India Cements Ltd. (The)	522,126	587,358
JK Cement Ltd.	57,348	925,003
JK Lakshmi Cement Ltd.	91,530	371,351
Prism Johnson Ltd.	377,784	359,681

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Ramco Cements Ltd. (The)	174,150	$1,943,780

		6,909,918

Consumer Finance — 2.0%
Equitas Holdings Ltd./India(a)	503,982	742,230
Manappuram Finance Ltd.	650,592	1,400,263
Muthoot Finance Ltd.	34,451	325,625
Repco Home Finance Ltd.	95,256	398,352
Spandana Sphoorty Financial Ltd.(a)	48,276	831,266
Sundaram Finance Ltd.	82,458	1,874,105
Ujjivan Financial Services Ltd.	90,558	427,117

		5,998,958

Containers & Packaging — 0.0%
Time Technoplast Ltd.	67,363	48,500

Diversified Financial Services — 1.5%
IDFC Ltd.	2,367,954	1,175,106
IFCI Ltd.(a)	683,977	67,218
Power Finance Corp. Ltd.(a)	1,954,044	3,118,843

		4,361,167

Diversified Telecommunication Services — 0.6%
HFCL Ltd.	1,581,930	377,083
Tata Communications Ltd.	211,248	1,310,849

		1,687,932

Electric Utilities — 2.4%
Adani Transmission Ltd.(a)	848,718	3,669,349
CESC Ltd.	183,708	1,923,444
Torrent Power Ltd.	355,428	1,387,773

		6,980,566

Electrical Equipment — 2.6%
Amara Raja Batteries Ltd.	125,064	1,308,650
CG Power and Industrial Solutions Ltd.(a)	1,022,281	195,229
Finolex Cables Ltd.	212,706	1,090,105
GE T&D India Ltd.	191,160	425,022
Graphite India Ltd.	181,764	826,252
HEG Ltd.	30,294	478,095
KEI Industries Ltd.	119,394	863,864
Polycab India Ltd.(a)	89,748	1,156,293
Suzlon Energy Ltd.(a)	5,040,576	161,608
V-Guard Industries Ltd.	316,710	1,046,760

		7,551,878

Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	721,224	1,149,635

Entertainment — 1.0%
Chennai Super Kings Cricket Ltd., NVS(c)	206,787	29
Inox Leisure Ltd.	143,856	720,308
PVR Ltd.	93,798	2,368,567

		3,088,904

Food Products — 2.7%
Avanti Feeds Ltd.	101,736	725,536
Balrampur Chini Mills Ltd.	376,164	802,274
CCL Products India Ltd.	165,726	473,816
Future Consumer Ltd.(a)	1,724,328	664,613
Kaveri Seed Co. Ltd.	78,408	536,273
KRBL Ltd.	145,962	418,430
Tata Global Beverages Ltd.	914,976	4,121,617
Venky’s India Ltd.	10,631	269,963

		8,012,522

Security	Shares	Value

Gas Utilities — 2.8%
Gujarat Gas Ltd.	509,814	$1,510,876
Gujarat State Petronet Ltd.	417,798	1,253,613
Indraprastha Gas Ltd.	648,000	3,734,666
Mahanagar Gas Ltd.	121,824	1,772,317

		8,271,472

Health Care Providers & Services — 3.4%
Apollo Hospitals Enterprise Ltd.	257,580	5,174,759
Dr Lal PathLabs Ltd.(b)	77,274	1,688,906
Fortis Healthcare Ltd.(a)	1,281,096	2,477,813
Metropolis Healthcare Ltd.(a)	37,584	730,724

		10,072,202

Hotels, Restaurants & Leisure — 4.0%
Chalet Hotel Ltd.(a)	190,350	941,833
EIH Ltd.	440,640	986,161
Indian Hotels Co. Ltd. (The)	1,468,692	3,058,687
Jubilant Foodworks Ltd.	223,884	5,050,205
Lemon Tree Hotels Ltd.(a)(b)	590,004	518,554
Thomas Cook India Ltd.	277,020	611,867
Westlife Development Ltd.(a)	115,344	607,531

		11,774,838

Household Durables — 2.6%
Bajaj Electricals Ltd.	76,626	362,849
Crompton Greaves Consumer Electricals Ltd.	1,160,568	4,119,723
IFB Industries Ltd.(a)	30,294	274,805
Johnson Controls-Hitachi Air Conditioning India Ltd.	20,574	558,821
LA Opala RG Ltd.	118,908	235,371
Orient Electric Ltd.	142,236	420,239
Symphony Ltd.	52,488	840,247
TTK Prestige Ltd.	10,368	830,734

		7,642,789

Household Products — 0.2%
Jyothy Labs Ltd.	272,322	679,310

Independent Power and Renewable Electricity Producers — 1.2%
Adani Power Ltd.(a)	2,378,970	2,109,113
JSW Energy Ltd.	1,015,416	1,037,532
PTC India Ltd.	548,370	426,542

		3,573,187

Industrial Conglomerates — 0.5%
Godrej Industries Ltd.	249,156	1,517,772

Insurance — 1.7%
Cholamandalam Financial Holdings Ltd.(a)	221,441	1,531,527
Max Financial Services Ltd.(a)	480,492	3,381,780

		4,913,307

Interactive Media & Services — 0.5%
Info Edge India Ltd.	19,535	717,202
Just Dial Ltd.(a)	109,836	866,593

		1,583,795

IT Services — 3.6%
eClerx Services Ltd.	58,482	432,598
Firstsource Solutions Ltd.	510,786	297,981
Hexaware Technologies Ltd.	367,902	1,740,595
Mindtree Ltd.	126,684	1,235,892
Mphasis Ltd.	287,388	3,518,763
NIIT Technologies Ltd.	57,672	1,198,621
Persistent Systems Ltd.	115,830	1,104,976
Sonata Software Ltd.	98,010	424,488

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Vakrangee Ltd.	1,306,692	$753,186

		10,707,100

Life Sciences Tools & Services — 0.6%
Dishman Carbogen Amcis Ltd.	199,584	359,731
Syngene International Ltd.(b)	296,460	1,309,611

		1,669,342

Machinery — 3.4%
AIA Engineering Ltd.	116,640	2,673,432
BEML Ltd.	31,266	434,880
Carborundum Universal Ltd.	140,130	641,194
Cochin Shipyard Ltd.(b)	98,172	549,106
Escorts Ltd.	169,776	1,508,015
Greaves Cotton Ltd.	183,546	346,176
Jain Irrigation Systems Ltd.	240,734	35,068
Lakshmi Machine Works Ltd.	8,100	395,479
Schaeffler India Ltd.	23,166	1,404,056
Thermax Ltd.	88,128	1,261,279
Timken India Ltd.	56,454	676,228

		9,924,913

Media — 0.3%
Dish TV India Ltd.	1,715,094	304,826
TV18 Broadcast Ltd.(a)	1,369,062	465,658

		770,484

Metals & Mining — 1.8%
APL Apollo Tubes Ltd.	18,144	396,064
Jindal Saw Ltd.	348,948	392,057
Jindal Steel & Power Ltd.(a)	1,257,282	2,821,710
MOIL Ltd.	193,914	374,515
National Aluminium Co. Ltd.	1,370,358	848,146
Welspun Corp. Ltd.	207,684	402,992

		5,235,484

Multiline Retail — 0.3%
Shoppers Stop Ltd.	63,990	317,776
V-Mart Retail Ltd.	25,434	622,701

		940,477

Oil, Gas & Consumable Fuels — 1.0%
Aegis Logistics Ltd.	247,860	675,817
Chennai Petroleum Corp. Ltd.(a)	109,998	192,741
Great Eastern Shipping Co. Ltd. (The)	154,548	692,733
Oil India Ltd.	668,088	1,434,660

		2,995,951

Paper & Forest Products — 0.3%
Century Plyboards India Ltd.	167,022	403,135
Century Textiles & Industries Ltd.	83,430	538,406

		941,541

Personal Products — 0.8%
Bajaj Consumer Care Ltd.(a)	158,274	542,969
Gillette India Ltd.	20,088	1,921,909

		2,464,878

Pharmaceuticals — 6.7%
Ajanta Pharma Ltd.	64,476	895,991
Alembic Pharmaceuticals Ltd.	139,644	1,074,327
AstraZeneca Pharma India Ltd.	15,552	574,310
Caplin Point Laboratories Ltd.	56,376	246,762
Eris Lifesciences Ltd.(a)(b)	106,596	684,859
FDC Ltd./India(a)	126,522	338,450
Glenmark Pharmaceuticals Ltd.	424,602	1,996,421
Granules India Ltd.	385,560	686,604

Security	Shares	Value

Pharmaceuticals (continued)
Ipca Laboratories Ltd.	136,566	$2,175,157
Jubilant Life Sciences Ltd.	220,806	1,570,381
Laurus Labs Ltd.(b)	99,792	487,223
Natco Pharma Ltd.	252,396	2,089,007
Pfizer Ltd.	33,858	1,954,100
Procter & Gamble Health Ltd.(a)	12,312	744,015
Sanofi India Ltd.	17,010	1,677,194
Shilpa Medicare Ltd.	87,318	369,051
Strides Pharma Science Ltd.	136,080	735,150
Sun Pharma Advanced Research Co. Ltd.(a)	203,310	458,838
Suven Life Sciences Ltd.	138,186	606,487
Wockhardt Ltd.(a)	85,374	306,745

		19,671,072

Professional Services — 1.2%
L&T Technology Services Ltd.(b)	63,990	1,329,752
Quess Corp. Ltd.(a)(b)	135,270	980,525
TeamLease Services Ltd.(a)	31,590	1,100,492

		3,410,769

Real Estate Management & Development — 3.5%
Brigade Enterprises Ltd.	138,186	394,886
Godrej Properties Ltd.(a)	185,814	2,353,968
Hemisphere Properties India Ltd.(a)	212,058	455,140
Indiabulls Real Estate Ltd.(a)	629,208	596,865
NESCO Ltd.	52,650	445,566
Oberoi Realty Ltd.	168,318	1,212,805
Phoenix Mills Ltd. (The)	165,888	1,740,335
Prestige Estates Projects Ltd.	347,328	1,470,894
Sobha Ltd.	131,544	760,613
Sunteck Realty Ltd.	158,112	860,455

		10,291,527

Software — 0.7%
Birlasoft Ltd.(a)	432,780	421,393
KPIT Technologies Ltd.(a)	472,554	644,893
Tata Elxsi Ltd.	46,008	517,528
Zensar Technologies Ltd.	168,156	437,399

		2,021,213

Specialty Retail — 0.4%
Arvind Fashions Ltd.(a)	88,938	425,613
Future Lifestyle Fashions Ltd.	150,660	860,854

		1,286,467

Technology Hardware, Storage & Peripherals — 0.0%
Ricoh India Ltd.(a)(c)	9,870	—

Textiles, Apparel & Luxury Goods — 3.4%
Aditya Birla Fashion and Retail Ltd.(a)	573,318	1,800,173
Arvind Ltd.	225,066	135,534
Bata India Ltd.	95,094	2,159,441
KPR Mill Ltd.	53,298	489,015
Rajesh Exports Ltd.	227,772	2,140,477
Raymond Ltd.	82,134	840,088
TCNS Clothing Co. Ltd.(a)(b)	56,538	584,787
Vardhman Textiles Ltd.	42,768	533,665
VIP Industries Ltd.	104,652	626,490
Welspun India Ltd.	932,634	686,434

		9,996,104

Thrifts & Mortgage Finance — 2.7%
Aavas Financiers Ltd.(a)	72,414	1,789,972
Can Fin Homes Ltd.	99,306	551,365
IIFL Finance Ltd.	394,308	926,442

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Indiabulls Housing Finance Ltd.	855,360	$3,463,768
PNB Housing Finance Ltd.(b)	181,278	1,346,366

		8,077,913

Tobacco — 0.2%
Godfrey Phillips India Ltd.	38,718	713,318

Trading Companies & Distributors — 0.4%
Adani Enterprises Ltd.	406,944	1,219,059

Transportation Infrastructure — 0.5%
GMR Infrastructure Ltd.(a)	2,261,034	690,248
Gujarat Pipavav Port Ltd.	672,624	843,856

		1,534,104

Wireless Telecommunication Services — 0.9%
Vodafone Idea Ltd.(a)	26,529,768	2,533,248

Total Common Stocks — 100.6% (Cost: $291,085,881)		297,326,440

Total Investments in Securities — 100.6% (Cost: $291,085,881)		297,326,440

Other Assets, Less Liabilities — (0.6)%		(1,678,725)

Net Assets — 100.0%		$295,647,715

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	(310,000)	—	$—	$1,899	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1	12/20/19	$52	$(453)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI India Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$296,833,141	$493,270	$29	$297,326,440

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(453)	$—	$—	$(453)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5